Segment Information(Table)	12 Months Ended
Dec. 31, 2020
Disclosure Of Operating Segments Abstract [Abstract]
Disclosure Of Operating Segments Explanatory

Financial information by business segment for the years ended December 31, 2019 and 2020, are as follows:

	2019
	Banking business
	Corporate banking		Retail banking		Other banking services		Sub-total		Securities		Non-life insurance		Credit card		Life insurance		Others		Consolidation adjustment		Total
	(In millions of Korean won)
Operating revenues from external customers	￦	2,375,800	￦	2,979,503	￦	1,591,323	￦	6,946,626	￦	1,113,200	￦	1,185,600	￦	1,470,910	￦	107,404	￦	608,111	￦	—	￦	11,431,851
Intersegment operating revenues (expenses)		204,476		—		167,966		372,442		(18,795)		(54,160)		(209,874)		(22,742)		124,857		(191,728)		—

		2,580,276		2,979,503		1,759,289		7,319,068		1,094,405		1,131,440		1,261,036		84,662		732,968		(191,728)		11,431,851

Net interest income		2,844,880		3,148,061		370,846		6,363,787		529,888		616,378		1,230,288		159,248		296,512		686		9,196,787
Interest income		4,642,555		4,872,937		1,264,456		10,779,948		852,153		617,617		1,581,178		159,463		687,823		(38,995)		14,639,187
Interest expense		(1,797,675)		(1,724,876)		(893,610)		(4,416,161)		(322,265)		(1,239)		(350,890)		(215)		(391,311)		39,681		(5,442,400)
Net fee and commission income (expenses)		349,393		471,869		312,034		1,133,296		580,435		(152,597)		261,829		(16,792)		541,343		7,490		2,355,004
Fee and commission income		459,879		577,845		445,638		1,483,362		683,600		11,095		1,406,273		239		617,622		(322,944)		3,879,247
Fee and commission expense		(110,486)		(105,976)		(133,604)		(350,066)		(103,165)		(163,692)		(1,144,444)		(17,031)		(76,279)		330,434		(1,524,243)
Net insurance income (expenses)		—		—		—		—		—		415,112		15,748		(122,295)		—		(9,053)		299,512
Insurance income		—		—		—		—		—		11,375,543		28,874		942,662		—		(29,897)		12,317,182
Insurance expenses		—		—		—		—		—		(10,960,431)		(13,126)		(1,064,957)		—		20,844		(12,017,670)
Net gains (losses) on financial instruments at fair value through profit or loss		(2,526)		—		425,150		422,624		(103,815)		265,187		371		66,773		137,680		(144,948)		643,872
Net other operating income (expenses)		(611,471)		(640,427)		651,259		(600,639)		87,897		(12,640)		(247,200)		(2,272)		(242,567)		(45,903)		(1,063,324)
General and administrative expenses	￦	(1,241,721)	￦	(1,982,375)	￦	(663,323)	￦	(3,887,419)	￦	(757,276)	￦	(843,800)	￦	(441,921)	￦	(66,514)	￦	(373,919)	￦	99,832	￦	(6,271,017)
Operating profit before provision for credit losses		1,338,555		997,128		1,095,966		3,431,649		337,129		287,640		819,115		18,148		359,049		(91,896)		5,160,834
Reversal (provision) for credit losses		125,919		(235,995)		6,546		(103,530)		(14,366)		12,959		(439,765)		3,084		(128,331)		(236)		(670,185)
Net operating income		1,464,474		761,133		1,102,512		3,328,119		322,763		300,599		379,350		21,232		230,718		(92,132)		4,490,649
Share of profit (loss) of associates and joint ventures		—		—		29,240		29,240		(103)		(21)		1,106		—		7,201		(20,972)		16,451
Net other non-operating income (expenses)		(262)		—		(38,625)		(38,887)		30,518		26,490		3,362		(30)		34,644		(29,211)		26,886
Segment profit before income tax		1,464,212		761,133		1,093,127		3,318,472		353,178		327,068		383,818		21,202		272,563		(142,315)		4,533,986
Income tax expense		(404,426)		(209,311)		(265,656)		(879,393)		(95,271)		(92,381)		(67,262)		(5,238)		(90,366)		9,124		(1,220,787)

Profit for the year	￦	1,059,786	￦	551,822	￦	827,471	￦	2,439,079	￦	257,907	￦	234,687	￦	316,556	￦	15,964	￦	182,197	￦	(133,191)	￦	3,313,199

Profit attributable to shareholders of the Parent Company		1,059,786		551,822		827,471		2,439,079		257,893		234,326		316,545		15,964		179,783		(131,762)		3,311,828
Profit attributable to non-controlling interests		—		—		—		—		14		361		11		—		2,414		(1,429)		1,371
Total assets*		139,496,393		147,468,173		100,460,472		387,425,038		47,816,512		36,552,368		22,990,115		9,801,904		42,140,936		(28,188,756)		518,538,117
Total liabilities*		142,063,122		161,834,984		54,522,699		358,420,805		43,131,858		32,689,460		18,925,195		9,186,567		18,675,585		(1,610,678)		479,418,792

	2020
	Banking business								Securities		Non-life insurance		Credit card		Life insurance		Others		Consolidation adjustment		Total
	Corporate banking		Retail banking		Other banking services		Sub-total
	(In millions of Korean won)
Operating revenues from external customers	￦	2,833,601	￦	2,918,826	￦	1,797,921	￦	7,550,348	￦	1,448,409	￦	1,027,269	￦	1,538,230	￦	237,416	￦	690,970	￦	—	￦	12,492,642
Intersegment operating revenues (expenses)		178,199		—		108,118		286,317		(6,366)		5,976		(183,480)		(9,655)		324,910		(417,702)		—

		3,011,800		2,918,826		1,906,039		7,836,665		1,442,043		1,033,245		1,354,750		227,761		1,015,880		(417,702)		12,492,642

Net interest income		3,238,002		3,178,280		338,484		6,754,766		510,566		615,951		1,265,703		260,925		314,832		(469)		9,722,274
Interest income		4,899,943		4,519,579		1,036,643		10,456,165		820,100		616,852		1,631,520		261,056		726,668		(26,614)		14,485,747
Interest expense		(1,661,941)		(1,341,299)		(698,159)		(3,701,399)		(309,534)		(901)		(365,817)		(131)		(411,836)		26,145		(4,763,473)
Net fee and commission income (expenses)		363,459		406,603		297,860		1,067,922		916,758		(171,220)		400,485		(18,059)		776,282		(13,229)		2,958,939
Fee and commission income		480,190		529,178		440,319		1,449,687		1,037,545		8,571		1,485,718		98		871,499		(326,094)		4,527,024
Fee and commission expense		(116,731)		(122,575)		(142,459)		(381,765)		(120,787)		(179,791)		(1,085,233)		(18,157)		(95,217)		312,865		(1,568,085)
Net insurance income (expenses)		—		—		—		—		—		376,827		13,283		(91,410)		—		1,293		299,993
Insurance income		—		—		—		—		—		12,367,894		23,989		2,026,052		—		(31,295)		14,386,640
Insurance expenses		—		—		—		—		—		(11,991,067)		(10,706)		(2,117,462)		—		32,588		(14,086,647)
Net gains (losses) on financial instruments at fair value through profit or loss		(52,493)		—		296,676		244,183		117,792		259,274		5,904		71,350		396,626		(83,763)		1,011,366
Net other operating income (expenses)		(537,168)		(666,057)		973,019		(230,206)		(103,073)		(47,587)		(330,625)		4,955		(471,860)		(321,534)		(1,499,930)
General and administrative expenses	￦	(1,555,089)	￦	(2,072,515)	￦	(573,742)	￦	(4,201,346)	￦	(844,503)	￦	(829,263)	￦	(514,845)	￦	(152,271)	￦	(405,530)	￦	114,606	￦	(6,833,152)
Operating profit before provision for credit losses		1,456,711		846,311		1,332,297		3,635,319		597,540		203,982		839,905		75,490		610,350		(303,096)		5,659,490
Reversal (provision) for credit losses		(204,302)		(264,943)		(14,937)		(484,182)		(23,827)		7,569		(396,376)		472		(148,127)		973		(1,043,498)
Net operating income		1,252,409		581,368		1,317,360		3,151,137		573,713		211,551		443,529		75,962		462,223		(302,123)		4,615,992
Share of profit (loss) of associates and joint ventures		—		—		(48,158)		(48,158)		3,598		(42)		1,127		1		553		(829)		(43,750)
Net other non-operating income (expenses)		5,490		—		23,354		28,844		4,472		16,142		(6,636)		(16,270)		40,927		121,911		189,390
Segment profit before income tax		1,257,899		581,368		1,292,556		3,131,823		581,783		227,651		438,020		59,693		503,703		(181,041)		4,761,632
Income tax expense		(339,728)		(159,876)		(312,700)		(812,304)		(156,135)		(63,778)		(114,027)		(27,167)		(97,268)		11,328		(1,259,351)

Profit for the year	￦	918,171	￦	421,492	￦	979,856	￦	2,319,519	￦	425,648	￦	163,873	￦	323,993	￦	32,526	￦	406,435	￦	(169,713)	￦	3,502,281

Profit attributable to shareholders of the Parent Company		917,956		421,492		958,747		2,298,195		425,622		163,884		324,662		32,526		404,381		(194,119)		3,455,151
Profit (loss) attributable to non-controlling interests		215		—		21,109		21,324		26		(11)		(669)		—		2,054		24,406		47,130
Total assets*		164,323,181		161,330,053		112,790,880		438,444,114		57,570,654		39,078,117		24,071,645		35,546,572		47,408,052		(31,446,962)		610,672,192
Total liabilities*		167,236,387		176,571,944		64,227,709		408,036,040		52,516,488		35,086,458		19,789,959		32,524,518		21,598,232		(2,240,962)		567,310,733

*	Assets and liabilities of the reporting segments are amounts before intersegment transactions.

Disclosure Of Products And Services Explanatory

Operating revenues from external customers by services for the years ended December 31, 2018, 2019 and 2020, are as follows:

	2018		2019		2020
	(In millions of Korean won)
Banking service	￦	6,579,169	￦	6,946,626	￦	7,550,348
Securities service		997,898		1,113,200		1,448,409
Non-life insurance service		1,183,394		1,185,600		1,027,269
Credit card service		1,524,695		1,470,910		1,538,230
Life insurance service		113,238		107,404		237,416
Other service		461,293		608,111		690,970

	￦	10,859,687	￦	11,431,851	￦	12,492,642

Disclosure Of Geographical Areas Explanatory

Geographical operating revenues from external customers for the years ended December 31, 2018, 2019 and 2020, and major non-current assets as of December 31, 2019 and 2020, are as follows:

	Revenues from external customers						Major non-current assets
	2018		2019		2020		December 31, 2019		December 31, 2020
	(In millions of Korean won)
Domestic	￦	10,666,586	￦	11,142,264	￦	11,891,540	￦	9,515,220	￦	10,603,254
United States		46,391		72,945		114,044		386,724		45,353
New Zealand		6,213		6,946		3,554		3,516		2,385
China		94,996		109,574		84,821		15,119		13,971
Cambodia		11,062		19,534		250,426		7,162		32,354
United Kingdom		8,119		10,037		28,681		85,634		81,879
Others		26,320		70,551		119,576		551,039		51,288
Consolidation adjustments		—		—		—		68,764		487,742

	￦	10,859,687	￦	11,431,851	￦	12,492,642	￦	10,633,178	￦	11,318,226